N-2 $ in Millions	Nov. 21, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Securities Act File Number	814-01471
Document Type	8-K
Entity Registrant Name	OAKTREE STRATEGIC CREDIT FUND
Entity Address, Address Line One	333 S. Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On November 21, 2023 (the “
Effective Date
”), OSCF Lending V SPV, LLC (“
OSCF Lending V SPV
”), a wholly owned subsidiary of Oaktree Strategic Credit Fund (the “
Company
”), entered into a loan and servicing agreement (the “
Loan and Servicing Agreement
”), among OSCF Lending V SPV, as borrower, the Company, as transferor and servicer, Computershare Trust Company, N.A., as securities intermediary, collateral custodian, collateral agent and collateral administrator, the lenders party thereto, and Canadian Imperial Bank of Commerce (“
CIBC
”), as administrative agent (the “
Administrative Agent
”), pursuant to which CIBC has agreed to extend credit to OSCF Lending V SPV in an aggregate principal amount up to $150 million (the “
Maximum Commitment
”) at any one time outstanding.

Long Term Debt, Title [Text Block]	Loan and Servicing Agreement
Long Term Debt, Principal	$ 150
Long Term Debt, Structuring [Text Block]
The Loan and Servicing Agreement provides for a senior secured revolving credit facility that has a two-year
reinvestment period (the “
Availability Period
”) and a stated maturity date that is two years after the Effective Date. Subject to certain conditions, including consent of the lenders and the Administrative Agent, during the Availability Period, OSCF Lending V SPV may propose up to four increases in the Maximum Commitment up to an amount not to exceed $500 million in the aggregate.

Long Term Debt, Dividends and Covenants [Text Block]	Borrowings under the Loan and Servicing Agreement are subject to various covenants under the Agreements as well as the asset coverage requirement contained in the Investment Company Act of 1940, as amended.